Losses per Share (Tables)	6 Months Ended
Jun. 30, 2016
Losses per Share [Abstract]
Losses per Share
	Six-month period ended June 30,
	2015			2016
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc	(1,499,480)	-	-	(115,923)	-	-
Less: Series C Convertible Preferred stock dividends	-	-	-	(56)	-	-
Less: Allocation of undistributed earnings to non-vested stock	(265)	-	-	-	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(1,499,745)	26,593,240	$(56.40)	$(115,979)	26,758,843	$(4.33)